Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data Line Items [Line Items]
Interest Income	$ 18,458	$ 18,917	$ 18,953	$ 19,563	$ 19,727	$ 20,016	$ 20,105	$ 20,521	$ 19,519	$ 36,828	$ 39,290	$ 77,160	$ 80,161	$ 64,193
Net Interest Income	16,712	16,594	16,393	16,649	16,612	16,407	16,203	16,264	15,107	32,937	33,261	66,248	63,981	48,671
Net Income	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Basic Earnings Per Share	$ 0.52	$ 0.49	$ 0.50	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.98	$ 0.92	$ 1.91	$ 1.61	$ 1.21
Diluted Earnings per Share	$ 0.52	$ 0.49	$ 0.50	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.97	$ 0.92	$ 1.90	$ 1.61	$ 1.21